Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Risk-Based Capital Amounts and Ratios for Northern Trust and for Each of its U.S. Subsidiary Banks Whose Net Income for 2011 or 2010 Exceeded 10% of the Consolidated Total

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2011 or 2010 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2011
Total Capital to Risk-Weighted Assets
Consolidated	$8,065	14.2%	$5,667	10.0%
The Northern Trust Company	7,763	13.8	5,631	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,105	12.5	3,400	6.0
The Northern Trust Company	6,603	11.7	3,378	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	7,105	7.3	4,865	5.0
The Northern Trust Company	6,603	6.8	4,852	5.0
AS OF DECEMBER 31, 2010
Total Capital to Risk-Weighted Assets
Consolidated	$8,036	15.6%	$5,147	10.0%
The Northern Trust Company	6,440	16.2	3,978	10.0
Northern Trust, NA	1,461	13.9	1,050	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	6,977	13.6	3,088	6.0
The Northern Trust Company	5,293	13.3	2,387	6.0
Northern Trust, NA	1,301	12.4	630	6.0
Tier 1 Capital (to Fourth Quarter Average Assets)
Consolidated	6,977	8.8	3,983	5.0
The Northern Trust Company	5,293	8.0	3,323	5.0
Northern Trust, NA	1,301	10.8	602	5.0